Acquisition of Sri Sai Cable and Broadband Private Limieted (Tables)	12 Months Ended
Mar. 31, 2023
Acquisition of Sri Sai Cable and Broadband Private Limieted [Abstract]
Schedule of Business combination	The purchase costs paid under the terms of the executed agreements.
Calculation of Goodwill upon Acquisition	(USD)
Consideration transferred	$2,500,000
Add: Non-controlling interest – 49%	1,768,961
Less: Sri Sai Net Assets	3,610,124
Goodwill	$658,837

Schedule of Business combination

With this acquisition, the Group expects to increase its market share in India in Media and Internet Services market. Details of the business combination are as follows:

	INR	INR	(USD)
Amount settled in cash		200,000,000	$2,500,000
Proportionate value of Non-controlling interest in Sri Sai		134,297,885	1,768,961
Total		334,297,885	4,268,961

Recognized amounts of identifiable net assets:
Property and equipment	85,157,452
Intangible assets	28,423
Deposits	2,904,765
Non-current loans and advances	4,520,003
Trade and other receivables	29,388,105
Cash and cash equivalents	3,056,613
Deferred tax assets	3,976,181
Other current assets	8,065,917
Borrowings	(123,204,097)
Other liabilities	(765,860)
Trade and other payables	19,536,399)
Net identifiable assets and liabilities		274,077,316	3,610,124
Goodwill		60,220,569	$658,837

Schedule of Changes in Goodwill	This goodwill has been allocated to the Group’s wholesale segment and is not expected to be deductible for tax purposes.
Changes in Goodwill (Gross Carrying Amount)	(USD)
Balance at 31 March 2022	$—
Acquired through business combination	658,837
Net exchange differences	73,945
Balance at 31 March 2023	$732,782